UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution date:
November 27, 2006

Commission File Number of issuing entity:  333-131252-04
Long Beach Mortgage Loan Trust 2006‑6

Commission File Number of depositor: 333-131252
Long Beach Securities Corp.
(Depositor with respect to the Securities)

Washington Mutual Bank
(Sponsor with respect to the Securities)

Delaware	61-1507278
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

1400 South Douglass Road, Suite 100, Anaheim, California 92806
(Address of principal executive offices of the issuing entity)

(714) 939-5200
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Long Beach Mortgage Loan Trust 2006-6 Asset-Backed Certificates, Series 2006-6	[____]	[____]	[ X ]	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [ X ]  No [__].

Part I - Distribution Information

Item 1.  Distribution and Pool Performance Information

The attached report relates to the revised distribution report in connection with the November 2006 distribution that was made available on December 11, 2006.

A.        The information required by Item 1121(a)(1-9 and 13) of Regulation AB is included in the distribution report attached as Exhibit 99.1 (the "Distribution Report"), except as follows:

(i)         Fees and Expenses.  Item 1121(a)(3)(i).  All fees and expenses paid or accrued as described in the Distribution Report are paid to the parties and for the purposes as set forth in the Prospectus Supplement dated July 21, 2006 filed under File No. 333‑131252‑04 on July 25, 2006 (the "Prospectus Supplement").

(ii)                Credit Enhancements.  Item 1121(a)(3)(ii).  The general purpose of payments in respect of credit enhancement or other support identified in the Distribution Report, if applicable, and the party or parties receiving such payments, as identified in the Distribution Report, are as set forth in the Prospectus Supplement.

B.                 Advances.  Item 1121(a)(10).  The information regarding the terms and general purpose of any advances made or reimbursed during the period is as set forth in the Prospectus Supplement.

C.                Repurchases/Substitutions. Item 1121(a)(14). On 10/18/2006, pursuant to Section 2.03 of the PSA and Section 7 of the Mortgage Loan Purchase and Sale Agreement between the Seller and the depositor dated as of July 21, 2006, the Seller, Washington Mutual Bank repurchased or substituted mortgage loans as follows:

19 loans in Group I, with an ending balance of $2,550,214.76, were replaced with 16 loans with an ending balance of $2,549,277.78.
23 loans in Group II, with an ending balance of $5,102,256.04 were replaced with 27 loans with an ending balance of $4,897,048.75
The balance difference of $206,144.27 was passed through as principal.

Information concerning the specific provisions of Section 2.03 giving rise to these repurchases or substitutions is available from the Servicer by contacting Kathy.Atkinson@wamu.net.

Part II - Other Information

Item 9.  Exhibits.

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-6 Monthly Distribution Report for November 2006

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LONG BEACH SECURITIES CORP.

Date: December 12 , 2006	By:	/s/ David Zielke
Name: David Zielke Title: First Vice President

Index to Exhibits

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-6 Monthly Distribution Report for November 2006

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